Segmental analysis (Tables)	6 Months Ended
Sep. 30, 2021
Segmental analysis
Schedule of group's revenue and profit

			Revenue
			from
			contracts			Total
	Service	Equipment	with	Other	Interest	segment	Adjusted
	revenue	revenue	customers	revenue[1]	revenue	revenue	EBITDAaL
	€m	€m	€m	€m	€m	€m	€m
Six months ended 30 September 2021
Germany	5,777	475	6,252	183	12	6,447	2,892
Italy	2,187	265	2,452	49	6	2,507	917
UK	2,521	593	3,114	30	17	3,161	638
Spain	1,866	178	2,044	33	13	2,090	445
Other Europe	2,502	248	2,750	52	8	2,810	836
Vodacom	2,271	455	2,726	190	12	2,928	1,062
Other Markets	1,752	201	1,953	5	—	1,958	683
Vantage Towers	—	—	—	611	—	611	305
Common Functions[2]	252	31	283	424	—	707	(213)
Eliminations	(118)	—	(118)	(611)	(1)	(730)	—
Group	19,010	2,446	21,456	966	67	22,489	7,565

			Revenue
			from
			contracts			Total
	Service	Equipment	with	Other	Interest	segment	Adjusted
	revenue	revenue	customers	revenue[1]	revenue	revenue	EBITDAaL
	€m	€m	€m	€m	€m	€m	€m
Six months ended 30 September 2021
Germany	5,777	475	6,252	211	12	6,475	3,045
Italy	2,187	265	2,452	49	6	2,507	917
UK	2,521	593	3,114	30	17	3,161	667
Spain	1,866	178	2,044	46	13	2,103	483
Other Europe	2,502	248	2,750	92	8	2,850	921
Vodacom	2,271	455	2,726	190	12	2,928	1,062
Other Markets	1,752	201	1,953	5	—	1,958	683
Common Functions[2]	252	31	283	424	—	707	(213)
Eliminations	(118)	—	(118)	(81)	(1)	(200)	—
Group	19,010	2,446	21,456	966	67	22,489	7,565

			Revenue
			from
			contracts			Total
	Service	Equipment	with	Other	Interest	segment	Adjusted
	revenue	revenue	customers	revenue[1]	revenue	revenue	EBITDAaL
	€m	€m	€m	€m	€m	€m	€m
Six months ended 30 September 2020
Germany	5,723	466	6,189	176	6	6,371	2,844
Italy	2,249	216	2,465	36	5	2,506	800
UK	2,401	509	2,910	49	24	2,983	636
Spain	1,880	132	2,012	30	8	2,050	488
Other Europe	2,411	252	2,663	48	9	2,720	870
Vodacom	1,949	335	2,284	132	7	2,423	891
Other Markets[3]	1,679	212	1,891	7	—	1,898	601
Common Functions[2]	219	13	232	424	—	656	(119)
Eliminations	(93)	—	(93)	(87)	—	(180)	—
Group[3]	18,418	2,135	20,553	815	59	21,427	7,011

Notes:

1.	Other revenue includes lease revenue recognised under IFRS 16 “Leases”.
2.	Comprises central teams and business functions.
3.	In the previously published results for the six months ended 30 September 2020, the Group’s 55% interest in Vodafone Egypt was held for sale. In December 2020, we announced that discussions with the potential purchaser had been terminated. Consequently, the held for sale classification was reversed resulting in Adjusted EBITDAaL declining by €12 million compared to the previously published results for the six months ended 30 September 2020.

Schedule of reconciliation of adjusted EBITDA to operating profit/(loss)

	Six months ended 30 September
	2021	2020[1]
	€m	€m
Adjusted EBITDAaL	7,565	7,011
Restructuring costs	(172)	(86)
Interest on lease liabilities	199	189
Loss on disposal of property, plant & equipment and intangible assets	(26)	(13)
Depreciation and amortisation on owned assets	(4,949)	(5,062)
Share of results of equity accounted associates and joint ventures	111	260
Other (expense)/income[2]	(108)	1,055
Operating profit	2,620	3,354
Investment income	129	183
Financing costs	(1,473)	(1,610)
Profit before taxation	1,276	1,927

Notes:

1.	In the previously published results for the six months ended 30 September 2020, the Group’s 55% interest in Vodafone Egypt was held for sale. In December 2020, we announced that discussions with the potential purchaser had been terminated. Consequently, the held for sale classification was reversed resulting in the following changes to the previously published results for the six months ended 30 September 2020: Adjusted EBITDAaL has declined by €12 million, Operating profit has declined by €118 million and Profit before taxation has declined by €118 million.
2.	For the six months ended 30 September 2020, the Group recorded a gain of €1,043 million in relation to the merger of Vodafone Hutchison Australia Pty Limited and TPG Telecom Limited which is reported in Other (expense)/income.

Schedule of groups non-current assets

	30 September	31 March
	2021	2021[1]
	€m	€m
Non-current assets[2]
Germany	43,052	43,755
Italy	10,593	10,707
UK	6,306	6,529
Spain	6,601	6,609
Other Europe	8,253	8,361
Vodacom	5,872	5,839
Other Markets	2,997	2,988
Vantage Towers	7,824	7,859
Common Functions[3]	2,044	2,145
Group	93,542	94,792

Notes:

1.	Non-current assets at 31 March 2021 have been re-presented to reflect the updated segmental reporting structure.
2.	Comprises goodwill, other intangible assets and property, plant & equipment.
3.	Comprises central teams and business functions.